Distribution Date:	08/15/25	BBCMS Mortgage Trust 2025-C32
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2025-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact		RRcmbs@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-15		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	16-18
		Certificate Administrator	Computershare Trust Company, N.A.
Principal Prepayment Detail	19
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Detail	20				trustadministrationgroup@computershare.com
Delinquency Loan Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	22	Representations Reviewer
Specially Serviced Loan Detail - Part 1	23		Attention: BBCMS 2025-C32 Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	24		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28	Directing Certificate holder	Argentic Securities Income USA 2 LLC
Supplemental Notes	29		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07337AAA4	4.968000%	10,063,000.00	9,567,447.41	74,841.20	39,609.23	0.00	0.00	114,450.43	9,492,606.21	30.02%	30.00%
A-3	07337AAB2	5.608000%	16,952,000.00	16,952,000.00	0.00	79,222.35	0.00	0.00	79,222.35	16,952,000.00	30.02%	30.00%
A-4	07337AAC0	5.433000%	52,035,000.00	52,035,000.00	0.00	235,588.46	0.00	0.00	235,588.46	52,035,000.00	30.02%	30.00%
A-5	07337AAD8	5.720000%	601,965,000.00	601,965,000.00	0.00	2,869,366.50	0.00	0.00	2,869,366.50	601,965,000.00	30.02%	30.00%
A-SB	07337AAE6	5.704000%	18,800,000.00	18,800,000.00	0.00	89,362.67	0.00	0.00	89,362.67	18,800,000.00	30.02%	30.00%
A-S	07337AAF3	5.930000%	67,482,000.00	67,482,000.00	0.00	333,473.55	0.00	0.00	333,473.55	67,482,000.00	23.26%	23.25%
B	07337AAG1	6.130000%	38,740,000.00	38,740,000.00	0.00	197,896.83	0.00	0.00	197,896.83	38,740,000.00	19.39%	19.38%
C	07337AAH9	6.125000%	53,736,000.00	53,736,000.00	0.00	274,277.50	0.00	0.00	274,277.50	53,736,000.00	14.01%	14.00%
D	07337AAT3	4.500000%	32,491,000.00	32,491,000.00	0.00	121,841.25	0.00	0.00	121,841.25	32,491,000.00	10.76%	10.75%
E	07337AAV8	4.500000%	16,246,000.00	16,246,000.00	0.00	60,922.50	0.00	0.00	60,922.50	16,246,000.00	9.13%	9.13%
F	07337AAX4	4.500000%	26,243,000.00	26,243,000.00	0.00	98,411.25	0.00	0.00	98,411.25	26,243,000.00	6.50%	6.50%
G	07337AAZ9	4.500000%	19,995,000.00	19,995,000.00	0.00	74,981.25	0.00	0.00	74,981.25	19,995,000.00	4.50%	4.50%
J-RR	07337ABB1	7.041241%	9,997,000.00	9,997,000.00	0.00	58,659.41	0.00	0.00	58,659.41	9,997,000.00	3.50%	3.50%
K-RR*	07337ABD7	7.041241%	34,991,508.00	34,991,508.00	0.00	205,277.61	0.00	0.00	205,277.61	34,991,508.00	0.00%	0.00%
R	07337ABF2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			999,736,508.00	999,240,955.41	74,841.20	4,738,890.36	0.00	0.00	4,813,731.56	999,166,114.21

X-A	07337AAJ5	1.356030%	699,815,000.00	699,319,447.41	0.00	790,248.20	0.00	0.00	790,248.20	699,244,606.21
X-B	07337AAK2	0.997296%	159,958,000.00	159,958,000.00	0.00	132,937.83	0.00	0.00	132,937.83	159,958,000.00
X-D	07337AAM8	2.541241%	48,737,000.00	48,737,000.00	0.00	103,210.39	0.00	0.00	103,210.39	48,737,000.00
X-F	07337AAP1	2.541241%	26,243,000.00	26,243,000.00	0.00	55,574.83	0.00	0.00	55,574.83	26,243,000.00
X-G	07337AAR7	2.541241%	19,995,000.00	19,995,000.00	0.00	42,343.43	0.00	0.00	42,343.43	19,995,000.00
Notional Sub Total			954,748,000.00	954,252,447.41	0.00	1,124,314.68	0.00	0.00	1,124,314.68	954,177,606.21

Deal Distribution Total					74,841.20	5,863,205.04	0.00	0.00	5,938,046.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07337AAA4	950.75498460	7.43726523	3.93612541	0.00000000	0.00000000	0.00000000	0.00000000	11.37339064	943.31771937
A-3	07337AAB2	1,000.00000000	0.00000000	4.67333353	0.00000000	0.00000000	0.00000000	0.00000000	4.67333353	1,000.00000000
A-4	07337AAC0	1,000.00000000	0.00000000	4.52749995	0.00000000	0.00000000	0.00000000	0.00000000	4.52749995	1,000.00000000
A-5	07337AAD8	1,000.00000000	0.00000000	4.76666667	0.00000000	0.00000000	0.00000000	0.00000000	4.76666667	1,000.00000000
A-SB	07337AAE6	1,000.00000000	0.00000000	4.75333351	0.00000000	0.00000000	0.00000000	0.00000000	4.75333351	1,000.00000000
A-S	07337AAF3	1,000.00000000	0.00000000	4.94166667	0.00000000	0.00000000	0.00000000	0.00000000	4.94166667	1,000.00000000
B	07337AAG1	1,000.00000000	0.00000000	5.10833325	0.00000000	0.00000000	0.00000000	0.00000000	5.10833325	1,000.00000000
C	07337AAH9	1,000.00000000	0.00000000	5.10416667	0.00000000	0.00000000	0.00000000	0.00000000	5.10416667	1,000.00000000
D	07337AAT3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	07337AAV8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	07337AAX4	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G	07337AAZ9	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
J-RR	07337ABB1	1,000.00000000	0.00000000	5.86770131	0.00000000	0.00000000	0.00000000	0.00000000	5.86770131	1,000.00000000
K-RR	07337ABD7	1,000.00000000	0.00000000	5.86649795	0.00120315	0.00120315	0.00000000	0.00000000	5.86649795	1,000.00000000
R	07337ABF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07337AAJ5	999.29188058	0.00000000	1.12922444	0.00000000	0.00000000	0.00000000	0.00000000	1.12922444	999.18493632
X-B	07337AAK2	1,000.00000000	0.00000000	0.83107960	0.00000000	0.00000000	0.00000000	0.00000000	0.83107960	1,000.00000000
X-D	07337AAM8	1,000.00000000	0.00000000	2.11770093	0.00000000	0.00000000	0.00000000	0.00000000	2.11770093	1,000.00000000
X-F	07337AAP1	1,000.00000000	0.00000000	2.11770110	0.00000000	0.00000000	0.00000000	0.00000000	2.11770110	1,000.00000000
X-G	07337AAR7	1,000.00000000	0.00000000	2.11770093	0.00000000	0.00000000	0.00000000	0.00000000	2.11770093	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/25 - 07/30/25	30	0.00	39,609.23	0.00	39,609.23	0.00	0.00	0.00	39,609.23	0.00
A-3	07/01/25 - 07/30/25	30	0.00	79,222.35	0.00	79,222.35	0.00	0.00	0.00	79,222.35	0.00
A-4	07/01/25 - 07/30/25	30	0.00	235,588.46	0.00	235,588.46	0.00	0.00	0.00	235,588.46	0.00
A-5	07/01/25 - 07/30/25	30	0.00	2,869,366.50	0.00	2,869,366.50	0.00	0.00	0.00	2,869,366.50	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	89,362.67	0.00	89,362.67	0.00	0.00	0.00	89,362.67	0.00
X-A	07/01/25 - 07/30/25	30	0.00	790,248.20	0.00	790,248.20	0.00	0.00	0.00	790,248.20	0.00
X-B	07/01/25 - 07/30/25	30	0.00	132,937.83	0.00	132,937.83	0.00	0.00	0.00	132,937.83	0.00
X-D	07/01/25 - 07/30/25	30	0.00	103,210.39	0.00	103,210.39	0.00	0.00	0.00	103,210.39	0.00
X-F	07/01/25 - 07/30/25	30	0.00	55,574.83	0.00	55,574.83	0.00	0.00	0.00	55,574.83	0.00
X-G	07/01/25 - 07/30/25	30	0.00	42,343.43	0.00	42,343.43	0.00	0.00	0.00	42,343.43	0.00
A-S	07/01/25 - 07/30/25	30	0.00	333,473.55	0.00	333,473.55	0.00	0.00	0.00	333,473.55	0.00
B	07/01/25 - 07/30/25	30	0.00	197,896.83	0.00	197,896.83	0.00	0.00	0.00	197,896.83	0.00
C	07/01/25 - 07/30/25	30	0.00	274,277.50	0.00	274,277.50	0.00	0.00	0.00	274,277.50	0.00
D	07/01/25 - 07/30/25	30	0.00	121,841.25	0.00	121,841.25	0.00	0.00	0.00	121,841.25	0.00
E	07/01/25 - 07/30/25	30	0.00	60,922.50	0.00	60,922.50	0.00	0.00	0.00	60,922.50	0.00
F	07/01/25 - 07/30/25	30	0.00	98,411.25	0.00	98,411.25	0.00	0.00	0.00	98,411.25	0.00
G	07/01/25 - 07/30/25	30	0.00	74,981.25	0.00	74,981.25	0.00	0.00	0.00	74,981.25	0.00
J-RR	07/01/25 - 07/30/25	30	0.00	58,659.41	0.00	58,659.41	0.00	0.00	0.00	58,659.41	0.00
K-RR	07/01/25 - 07/30/25	30	0.00	205,319.71	0.00	205,319.71	42.10	0.00	0.00	205,277.61	42.10
Totals			0.00	5,863,247.14	0.00	5,863,247.14	42.10	0.00	0.00	5,863,205.04	42.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,938,046.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,876,585.69	Master Servicing Fee	3,340.04
Interest Reductions due to Non recoverability Determination	0.00	Certificate Administrator Fee	8,114.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	430.23
ARD Interest	0.00	Operating Advisor Fee	1,239.06
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,876,585.69	Total Fees	13,338.55

Principal		Expenses/Reimbursements
Scheduled Principal	74,841.20	Reimbursement for Interest on Advances	42.10
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	74,841.20	Total Expenses/Reimbursements	42.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,863,205.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	74,841.20
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,938,046.24
Total Funds Collected	5,951,426.89	Total Funds Distributed	5,951,426.89

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	999,240,955.59	999,240,955.59	Beginning Certificate Balance	999,240,955.41
(-) Scheduled Principal Collections	74,841.20	74,841.20	(-) Principal Distributions	74,841.20
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	999,166,114.39	999,166,114.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	999,240,955.57	999,240,955.57	Ending Certificate Balance	999,166,114.21
Ending Actual Collateral Balance	999,166,114.37	999,166,114.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	27	155,625,427.86	15.58%	112	6.8220	1.622755	1.29 or less	12	158,682,142.94	15.88%	110	6.8042	1.241823
10,000,000 to 14,999,999	13	151,353,445.19	15.15%	112	6.8071	1.626510	1.30 to 1.49	14	258,820,104.83	25.90%	112	7.0391	1.406269
15,000,000 to 19,999,999	4	67,900,000.00	6.80%	107	6.4979	1.700483	1.50 to 1.79	28	464,994,430.00	46.54%	112	6.7787	1.679006
20,000,000 to 29,999,999	8	181,900,000.00	18.21%	112	6.7927	1.642008	1.80 to 1.99	2	42,355,008.55	4.24%	113	6.9176	1.901834
30,000,000 to 39,999,999	5	174,550,000.00	17.47%	112	6.8493	1.726771	2.00 to 2.49	4	63,400,000.00	6.35%	113	6.5055	2.185284
40,000,000 to 54,999,999	3	141,337,241.34	14.15%	113	7.0568	1.310054	2.50 or more	2	10,914,428.07	1.09%	111	5.9372	3.283082
55,000,000 or greater	2	126,500,000.00	12.66%	112	6.8158	1.559328	Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019
Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	37,419,003.55	3.75%	113	6.8988	1.820361
							Industrial	13	107,540,008.54	10.76%	112	6.6835	1.610755
California	7	200,887,430.00	20.11%	111	6.7215	1.644234
							Lodging	16	132,926,363.49	13.30%	112	7.3435	1.833093
Colorado	1	8,106,795.28	0.81%	112	7.7550	1.308797
							Mixed Use	6	227,750,000.00	22.79%	110	6.7570	1.488727
Florida	8	80,975,000.00	8.10%	112	6.9472	1.732092
							Mobile Home Park	2	4,100,000.00	0.41%	113	6.6620	1.324354
Georgia	4	30,052,000.00	3.01%	112	7.0693	1.454726
							Multi-Family	13	164,070,139.38	16.42%	112	6.5720	1.482303
Hawaii	1	4,282,236.74	0.43%	112	7.7550	1.308797
							Office	1	36,150,000.00	3.62%	113	6.7500	1.920000
Illinois	3	37,347,692.02	3.74%	112	7.3611	1.449780
							Other	8	59,137,241.34	5.92%	112	7.6322	1.329931
Indiana	2	5,310,793.76	0.53%	112	7.2728	1.425325
							Retail	11	225,494,861.62	22.57%	112	6.7249	1.579781
Kentucky	1	1,774,415.14	0.18%	112	6.5500	1.600000
							Self Storage	7	41,997,500.00	4.20%	112	6.4935	2.091114
Louisiana	4	54,500,000.00	5.45%	111	6.4218	1.688440
							Totals	77	999,166,114.39	100.00%	112	6.8296	1.598019
Maryland	4	83,950,000.00	8.40%	113	6.9193	1.482413

Massachusetts	2	24,625,000.00	2.46%	112	7.5053	1.729054

Michigan	2	6,700,000.00	0.67%	111	6.6900	1.410000

New York	3	33,187,000.00	3.32%	112	6.3131	1.781447

North Carolina	2	11,500,000.00	1.15%	111	7.5124	1.326174

Ohio	3	95,824,389.99	9.59%	110	6.6823	1.644276

Oklahoma	1	6,489,061.40	0.65%	112	7.7550	1.308797

Pennsylvania	7	91,053,520.05	9.11%	112	6.6440	1.501548

South Carolina	1	13,024,000.00	1.30%	111	6.7730	1.490965

Tennessee	2	8,405,364.43	0.84%	112	6.5382	1.670669

Texas	5	32,881,363.49	3.29%	111	7.3808	1.453726

Virginia	2	38,600,000.00	3.86%	112	6.6864	1.624565

Washington	1	36,150,000.00	3.62%	113	6.7500	1.920000

Wisconsin	8	56,121,048.52	5.62%	111	6.7576	1.327534

Totals	77	999,166,114.39	100.00%	112	6.8296	1.598019

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	2	10,914,428.07	1.09%	111	5.9372	3.283082	12 months or less	59	974,051,686.32	97.49%	112	6.8355	1.600140
	6.00000 to 6.49900	13	143,549,197.88	14.37%	112	6.3794	1.743107	13 months to 24 months	2	7,114,428.07	0.71%	106	6.7956	2.162783
	6.50000 to 6.99900	33	632,364,941.51	63.29%	112	6.7232	1.561063	25 months or greater	1	18,000,000.00	1.80%	93	6.5240	1.260000
	7.00000 to 7.49900	9	107,768,933.55	10.79%	112	7.2884	1.549812	Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019
	7.50000 to 7.99900	4	98,242,249.89	9.83%	112	7.6854	1.501681
	8.00000 or greater	1	6,326,363.49	0.63%	113	8.1150	1.410000
	Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	61	992,166,114.39	99.30%	112	6.8359	1.584106	Interest Only	41	649,835,930.00	65.04%	112	6.7842	1.644363
114 months to 117 months		1	7,000,000.00	0.70%	114	5.9300	3.570000	298 months or less	3	16,445,800.11	1.65%	111	7.5163	1.879346
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months to 355 months	16	269,898,139.39	27.01%	110	6.7107	1.541098
	Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019	356 months to 358 months	0	0.00	0.00%	0	0.0000	0.000000
								359 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	62,986,244.89	6.30%	112	7.6284	1.290336
								Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		56	794,266,114.39	79.49%	112	6.8792	1.614886			No outstanding loans in this group
	12 months or less	6	204,900,000.00	20.51%	112	6.6372	1.532635
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	999,166,114.39	100.00%	112	6.8296	1.598019
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30511557	RT	Mission Viejo	CA	Actual/360	6.725%	202,684.03	0.00	0.00	N/A	01/01/35	--	35,000,000.00	35,000,000.00	08/01/25
1A-1-4	30511561				Actual/360	6.725%	57,909.72	0.00	0.00	N/A	01/01/35	--	10,000,000.00	10,000,000.00	08/01/25
1A-1-5	30511562				Actual/360	6.725%	28,954.86	0.00	0.00	N/A	01/01/35	--	5,000,000.00	5,000,000.00	08/01/25
1A-2-2	30511564				Actual/360	6.725%	115,819.44	0.00	0.00	N/A	01/01/35	--	20,000,000.00	20,000,000.00	08/01/25
1A-3-1	30511565				Actual/360	6.725%	115,819.44	0.00	0.00	N/A	01/01/35	--	20,000,000.00	20,000,000.00	08/01/25
2A-1	30322880	MU	Beavercreek	OH	Actual/360	6.600%	321,108.33	0.00	0.00	N/A	10/06/34	--	56,500,000.00	56,500,000.00	08/06/25
2A-3	30322882				Actual/360	6.600%	184,708.33	0.00	0.00	N/A	10/06/34	--	32,500,000.00	32,500,000.00	08/06/25
3	30322884	MU	Owings Mills	MD	Actual/360	6.990%	421,341.67	0.00	0.00	N/A	01/06/35	--	70,000,000.00	70,000,000.00	08/06/25
4A-1	30511622	IN	Various	Various	Actual/360	6.467%	111,376.11	0.00	0.00	N/A	12/06/34	--	20,000,000.00	20,000,000.00	08/06/25
4A-2	30511623				Actual/360	6.467%	55,688.06	0.00	0.00	N/A	12/06/34	--	10,000,000.00	10,000,000.00	08/06/25
4A-3	30511624				Actual/360	6.467%	55,688.06	0.00	0.00	N/A	12/06/34	--	10,000,000.00	10,000,000.00	08/06/25
4A-4	30511625				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/25
4A-5	30511626				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/25
4A-6	30511627				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/25
4A-7	30511628				Actual/360	6.467%	27,844.03	0.00	0.00	N/A	12/06/34	--	5,000,000.00	5,000,000.00	08/06/25
5A-1	30322885	98	Various	Various	Actual/360	7.755%	346,257.34	13,861.47	0.00	N/A	12/06/34	--	51,851,102.81	51,837,241.34	08/06/25
6	30511580	MF	Warminster	PA	Actual/360	6.538%	264,607.39	0.00	0.00	N/A	01/01/35	--	47,000,000.00	47,000,000.00	08/01/25
7	30322887	MU	Sebastopol	CA	Actual/360	6.779%	248,092.57	0.00	0.00	N/A	01/11/35	--	42,500,000.00	42,500,000.00	08/11/25
8A-1	30322888	LO	Various	Various	Actual/360	7.460%	188,872.46	0.00	0.00	N/A	12/06/34	--	29,400,000.00	29,400,000.00	08/06/25
8A-2	30322949				Actual/360	7.460%	65,527.18	0.00	0.00	N/A	12/06/34	--	10,200,000.00	10,200,000.00	08/06/25
9	30322889	LO	Various	Various	Actual/360	7.540%	240,245.52	0.00	0.00	N/A	12/06/34	--	37,000,000.00	37,000,000.00	08/06/25
10	30511676	OF	Redmond	WA	Actual/360	6.750%	210,121.88	0.00	0.00	N/A	01/06/35	--	36,150,000.00	36,150,000.00	08/06/25
11	30511534	RT	Woodbridge	VA	Actual/360	6.568%	191,730.87	0.00	0.00	N/A	12/06/34	--	33,900,000.00	33,900,000.00	08/06/25
12	30511448	RT	Philadelphia	PA	Actual/360	6.600%	159,133.33	0.00	0.00	N/A	11/05/34	--	28,000,000.00	28,000,000.00	08/05/25
13	30322890	MF	Various	LA	Actual/360	6.360%	125,963.33	0.00	0.00	N/A	10/06/34	--	23,000,000.00	23,000,000.00	08/06/25
14A-2-1	30511572	IN	Various	Various	Actual/360	6.550%	112,805.56	0.00	0.00	N/A	12/06/34	--	20,000,000.00	20,000,000.00	08/06/25
14A-3	30511573				Actual/360	6.550%	14,100.69	0.00	0.00	N/A	12/06/34	--	2,500,000.00	2,500,000.00	08/06/25
15	30511669	LO	Carlsbad	CA	Actual/360	7.248%	134,188.67	0.00	0.00	N/A	01/06/35	--	21,500,000.00	21,500,000.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	30511382	MF	Milwaukee	WI	Actual/360	6.789%	65,102.80	7,895.89	0.00	N/A	11/01/34	--	11,136,139.65	11,128,243.76	08/01/25
17	30511425	MF	Milwaukee	WI	Actual/360	6.887%	50,790.83	5,905.57	0.00	N/A	11/01/34	--	8,564,382.02	8,558,476.45	08/01/25
18	30511581	MF	Rochester	NY	Actual/360	6.230%	101,393.25	0.00	0.00	N/A	12/06/34	--	18,900,000.00	18,900,000.00	08/06/25
19A-2	30322891	MU	Rohnert Park	CA	Actual/360	6.524%	101,122.00	0.00	0.00	N/A	05/11/33	--	18,000,000.00	18,000,000.00	07/11/25
20	30511652	SS	Los Angeles	CA	Actual/360	6.260%	86,248.89	0.00	0.00	N/A	01/06/35	--	16,000,000.00	16,000,000.00	08/06/25
21	30322892	IN	Kissimmee	FL	Actual/360	7.058%	91,165.83	0.00	0.00	N/A	11/06/34	--	15,000,000.00	15,000,000.00	08/06/25
22	30511589	LO	Riverview	FL	Actual/360	6.912%	86,304.00	0.00	0.00	N/A	01/06/35	--	14,500,000.00	14,500,000.00	08/06/25
23	30322893	LO	Prescott Valley	AZ	Actual/360	6.737%	81,218.28	0.00	0.00	N/A	01/06/35	--	14,000,000.00	14,000,000.00	08/06/25
24	30322894	RT	Bluffton	SC	Actual/360	6.773%	75,959.95	0.00	0.00	N/A	11/06/34	--	13,024,000.00	13,024,000.00	08/06/25
25	30322895	MF	Houston	TX	Actual/360	6.930%	74,713.10	0.00	0.00	N/A	09/06/34	--	12,520,000.00	12,520,000.00	08/06/25
26	30511609	RT	Norcross	GA	Actual/360	6.682%	71,348.91	0.00	0.00	N/A	12/06/34	--	12,400,000.00	12,400,000.00	08/06/25
27	30322896	RT	Phoenix	AZ	Actual/360	6.955%	73,485.37	0.00	0.00	N/A	01/06/35	--	12,270,000.00	12,270,000.00	08/06/25
28	30322897	RT	Glendale	AZ	Actual/360	7.040%	67,623.25	5,857.59	0.00	N/A	01/06/35	--	11,154,861.14	11,149,003.55	08/06/25
29	30511246	MF	Milwaukee	WI	Actual/360	6.479%	56,740.42	7,905.06	0.00	N/A	10/01/34	--	10,170,102.94	10,162,197.88	08/01/25
30	30511551	MF	Milwaukee	WI	Actual/360	6.922%	59,631.73	6,771.54	0.00	N/A	12/01/34	--	10,004,297.80	9,997,526.26	08/01/25
31	30322898	MF	Hamburg	NY	Actual/360	6.278%	47,773.31	0.00	0.00	N/A	12/06/34	--	8,837,000.00	8,837,000.00	08/06/25
32	30511454	MF	Milwaukee	WI	Actual/360	6.915%	50,747.79	5,780.25	0.00	N/A	12/01/34	--	8,522,475.29	8,516,695.04	08/01/25
33	30322899	RT	Wilmington	NC	Actual/360	7.390%	52,817.97	0.00	0.00	N/A	12/06/34	--	8,300,000.00	8,300,000.00	08/06/25
34	30322900	MU	New Lenox	IL	Actual/360	6.870%	48,805.63	0.00	0.00	N/A	12/06/34	--	8,250,000.00	8,250,000.00	08/06/25
35	30511588	98	Cockeysville	MD	Actual/360	6.760%	42,494.11	0.00	0.00	N/A	12/06/34	--	7,300,000.00	7,300,000.00	08/06/25
36	30322901	SS	Gardena	CA	Actual/360	5.930%	35,744.72	0.00	0.00	N/A	02/01/35	--	7,000,000.00	7,000,000.00	08/01/25
37	30322902	RT	Fruitland	MD	Actual/360	6.350%	36,362.57	0.00	0.00	N/A	10/06/34	--	6,650,000.00	6,650,000.00	08/06/25
38	30322903	SS	Mt. Juliet	TN	Actual/360	6.535%	37,140.58	0.00	0.00	N/A	12/06/34	--	6,600,000.00	6,600,000.00	08/06/25
39	30322904	LO	Humble	TX	Actual/360	8.115%	44,275.99	9,715.13	0.00	N/A	01/06/35	--	6,336,078.62	6,326,363.49	08/06/25
40	30322905	IN	Muhlenberg Township PA		Actual/360	7.894%	42,217.19	5,583.28	0.00	N/A	01/06/35	--	6,210,591.83	6,205,008.55	08/06/25
41	30511674	RT	El Cajon	CA	Actual/360	7.130%	36,147.18	0.00	0.00	N/A	01/06/35	--	5,887,430.00	5,887,430.00	08/06/25
42	30322906	MF	Brooklyn	NY	Actual/360	6.658%	31,246.36	0.00	0.00	N/A	01/06/35	--	5,450,000.00	5,450,000.00	08/06/25
43	30511605	MH	Various	Various	Actual/360	6.662%	23,520.56	0.00	0.00	N/A	01/06/35	--	4,100,000.00	4,100,000.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	30322907	RT	Altoona	PA	Actual/360	5.950%	20,084.52	5,565.42	0.00	N/A	05/06/34	--	3,919,993.49	3,914,428.07	08/06/25
45	30322908	IN	Harlingen	TX	Actual/360	7.430%	24,536.54	0.00	0.00	N/A	01/01/35	--	3,835,000.00	3,835,000.00	08/01/25
46	30322909	SS	Livonia	MI	Actual/360	6.690%	21,891.17	0.00	0.00	N/A	11/01/34	--	3,800,000.00	3,800,000.00	08/01/25
47	30322910	SS	Morganton	NC	Actual/360	7.830%	21,576.00	0.00	0.00	N/A	07/06/34	--	3,200,000.00	3,200,000.00	08/06/25
48	30322911	SS	Warren	MI	Actual/360	6.690%	16,706.42	0.00	0.00	N/A	11/01/34	--	2,900,000.00	2,900,000.00	08/01/25
49	30322912	SS	Waynesboro	PA	Actual/360	7.220%	15,527.51	0.00	0.00	N/A	12/01/34	--	2,497,500.00	2,497,500.00	08/01/25
Totals							5,876,585.69	74,841.20	0.00				999,240,955.59	999,166,114.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	3,305,566.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	3,305,566.74	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	4,531,297.62	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	885,904.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-2	0.00	0.00	--	--	--	0.00	0.00	101,063.87	101,063.87	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	2,498,432.11	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	1,065,937.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	15,592,704.97				0.00	0.00	101,063.87	101,063.87	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829580%	6.814078%	112
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829606%	6.814104%	113
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829645%	6.814143%	114
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829670%	6.814169%	115
04/17/25	1	18,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829709%	6.814208%	116
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.829734%	6.814233%	117
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19A-2	30322891	07/11/25	0	A	101,063.87	101,063.87	0.00	18,000,000.00
Totals					101,063.87	101,063.87	0.00	18,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		999,166,114	999,166,114		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	999,166,114	999,166,114	0	0	0	0
Jul-25	999,240,956	999,240,956	0	0	0	0
Jun-25	999,341,113	999,341,113	0	0	0	0
May-25	999,414,876	999,414,876	0	0	0	0
Apr-25	999,513,996	981,513,996	18,000,000	0	0	0
Mar-25	999,586,693	999,586,693	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	42.10	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	42.10	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			42.10

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29